Disclosure of compensation, key management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Cost recoveries from associates	$ 4,125	$ 3,039
Key management personnel [Member]
Statement [Line Items]
Salaries and short-term employee benefits	6,921	4,247
Share-based compensation	7,731	4,522
Cost recoveries from associates	(449)	(180)
Employee benefits expense	$ 14,203	$ 8,589